Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.8%)
	Linde plc	205,547	76,535
	Freeport-McMoRan Inc.	587,143	21,895
	Ecolab Inc.	113,298	19,193
	Air Products and Chemicals Inc.	63,253	17,926
	Albemarle Corp.	97,961	16,657
	Fastenal Co.	261,986	14,315
	Reliance Steel & Aluminum Co.	44,502	11,670
	Newmont Corp.	314,138	11,607
	LyondellBasell Industries NV Class A	122,525	11,603
	Celanese Corp. Class A	91,133	11,439
	Southern Copper Corp.	151,825	11,431
	Nucor Corp.	73,100	11,429
	Alcoa Corp.	363,851	10,573
	FMC Corp.	138,121	9,250
	Mosaic Co.	259,163	9,226
	Steel Dynamics Inc.	61,902	6,637
	Dow Inc.	121,066	6,242
	CF Industries Holdings Inc.	45,426	3,895
	Element Solutions Inc.	178,298	3,496
*	Cleveland-Cliffs Inc.	214,392	3,351
	International Flavors & Fragrances Inc.	41,799	2,849
*	RBC Bearings Inc.	11,871	2,779
	Scotts Miracle-Gro Co.	48,965	2,531
	Hexcel Corp.	34,752	2,264
	Westlake Corp.	18,022	2,247
	Eastman Chemical Co.	18,581	1,426
	Avery Dennison Corp.	7,027	1,284
	International Paper Co.	35,745	1,268
	United States Steel Corp.	24,784	805
	Royal Gold Inc.	7,388	786
*	MP Materials Corp.	37,534	717
	Ashland Inc.	2,950	241
	Sylvamo Corp.	3,516	154
	NewMarket Corp.	39	18
	Timken Co.	248	18
	Valvoline Inc.	549	18
	Olin Corp.	307	15
	Huntsman Corp.	376	9
	Chemours Co.	273	8
			307,807

		Shares	Market Value ($000)
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	3,787,195	481,428
*	Tesla Inc.	1,159,817	290,209
	Home Depot Inc.	401,901	121,438
	Costco Wholesale Corp.	187,416	105,883
	Walmart Inc.	601,663	96,224
	McDonald's Corp.	277,959	73,226
*	Netflix Inc.	185,125	69,903
*	Walt Disney Co.	770,469	62,447
	Lowe's Cos. Inc.	284,102	59,048
*	Booking Holdings Inc.	14,861	45,831
*	Copart Inc.	1,054,528	45,440
	NIKE Inc. Class B	457,419	43,738
	Starbucks Corp.	477,271	43,561
*	O'Reilly Automotive Inc.	42,562	38,683
*	Uber Technologies Inc.	821,093	37,762
	TJX Cos. Inc.	413,488	36,751
*	AutoZone Inc.	14,302	36,327
	Marriott International Inc. Class A	179,115	35,207
	Activision Blizzard Inc.	299,821	28,072
	Ross Stores Inc.	206,421	23,315
	DR Horton Inc.	216,890	23,309
*	Airbnb Inc. Class A	154,969	21,263
*	NVR Inc.	3,412	20,347
	Ford Motor Co.	1,603,761	19,919
*	Chipotle Mexican Grill Inc. Class A	10,446	19,135
	General Motors Co.	576,445	19,005
	Target Corp.	161,353	17,841
	Yum! Brands Inc.	140,313	17,531
	Estee Lauder Cos. Inc. Class A	118,061	17,066
	Tempur Sealy International Inc.	387,514	16,795
	PulteGroup Inc.	220,049	16,295
	eBay Inc.	348,246	15,354
	Lennar Corp. Class A	133,883	15,026
*	Trade Desk Inc. Class A	185,502	14,497
*	Capri Holdings Ltd.	266,312	14,011
*	Lululemon Athletica Inc.	35,930	13,855
	Electronic Arts Inc.	113,009	13,606
*	Dollar Tree Inc.	122,634	13,054
	Hilton Worldwide Holdings Inc.	85,474	12,836
	Delta Air Lines Inc.	307,256	11,368
*	AutoNation Inc.	73,516	11,130
*	Warner Bros Discovery Inc.	931,321	10,114
*	CarMax Inc.	141,087	9,979
	Darden Restaurants Inc.	69,471	9,950
*	Aptiv plc	100,452	9,904
	Gentex Corp.	304,013	9,893
	Dollar General Corp.	92,610	9,798
*	Take-Two Interactive Software Inc.	69,744	9,791
*	Live Nation Entertainment Inc.	110,419	9,169
*	Spotify Technology SA	58,081	8,982
*	Royal Caribbean Cruises Ltd.	92,760	8,547
	PVH Corp.	111,051	8,497
	Hyatt Hotels Corp. Class A	77,726	8,245
	Southwest Airlines Co.	282,052	7,635
	Interpublic Group of Cos. Inc.	260,110	7,455
*	Coupang Inc. Class A	436,046	7,413
	Toll Brothers Inc.	95,872	7,091

		Shares	Market Value ($000)
*	Expedia Group Inc.	67,567	6,964
	Las Vegas Sands Corp.	137,692	6,312
	MGM Resorts International	170,356	6,262
	Omnicom Group Inc.	83,383	6,210
*	Ulta Beauty Inc.	14,835	5,926
*	United Airlines Holdings Inc.	135,198	5,719
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	5,699
*	Rivian Automotive Inc. Class A	220,577	5,356
*	ROBLOX Corp. Class A	182,268	5,278
	Hasbro Inc.	77,134	5,102
	BorgWarner Inc.	113,602	4,586
	Tractor Supply Co.	22,460	4,561
*	Floor & Decor Holdings Inc. Class A	48,673	4,405
*	American Airlines Group Inc.	333,400	4,271
*	BJ's Wholesale Club Holdings Inc.	56,197	4,011
*	Norwegian Cruise Line Holdings Ltd.	239,315	3,944
	Wynn Resorts Ltd.	42,329	3,912
	Fox Corp. Class A	123,624	3,857
*	Deckers Outdoor Corp.	7,138	3,670
*	Burlington Stores Inc.	24,710	3,343
	Vail Resorts Inc.	15,007	3,330
	Lear Corp.	24,522	3,291
*	SiteOne Landscape Supply Inc.	18,790	3,071
	News Corp. Class A	153,012	3,069
	Best Buy Co. Inc.	43,840	3,046
	LKQ Corp.	59,159	2,929
*	DraftKings Inc. Class A	99,239	2,922
*	Five Below Inc.	17,579	2,828
	New York Times Co. Class A	68,276	2,813
	Ralph Lauren Corp. Class A	24,166	2,805
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	2,746
*	Skechers USA Inc. Class A	55,679	2,725
*	Mattel Inc.	118,231	2,605
	Pool Corp.	7,246	2,580
	Advance Auto Parts Inc.	44,269	2,476
	RB Global Inc.	38,717	2,420
	Polaris Inc.	23,114	2,407
	Sirius XM Holdings Inc.	530,118	2,396
	Genuine Parts Co.	15,989	2,308
	Nexstar Media Group Inc. Class A	14,455	2,072
*	Caesars Entertainment Inc.	44,463	2,061
*	Ollie's Bargain Outlet Holdings Inc.	25,862	1,996
*	Bright Horizons Family Solutions Inc.	24,260	1,976
*	Liberty Media Corp.-Liberty SiriusXM	77,162	1,965
	Domino's Pizza Inc.	4,900	1,856
	Paramount Global Class B	143,037	1,845
*	Coty Inc. Class A	165,907	1,820
	Harley-Davidson Inc.	54,931	1,816
	U-Haul Holding Co. (XNYS)	34,200	1,792
	Fox Corp. Class B	59,280	1,712
	Churchill Downs Inc.	14,559	1,689
*	Grand Canyon Education Inc.	14,445	1,688
*	GameStop Corp. Class A	98,684	1,624
	Aramark	46,461	1,612
*	Planet Fitness Inc. Class A	32,390	1,593
*	Avis Budget Group Inc.	8,641	1,553
	VF Corp.	86,213	1,523
	TKO Group Holdings Inc.	17,870	1,502

		Shares	Market Value ($000)
*	Carnival Corp.	108,650	1,491
	Lithia Motors Inc. Class A	4,830	1,426
	Madison Square Garden Sports Corp.	7,890	1,391
*	Lyft Inc. Class A	129,649	1,366
*	Alaska Air Group Inc.	35,228	1,306
	Thor Industries Inc.	13,531	1,287
*	Lucid Group Inc.	219,892	1,229
	Williams-Sonoma Inc.	7,893	1,227
	Lennar Corp. Class B	10,972	1,122
	Carter's Inc.	15,864	1,097
*	Etsy Inc.	16,913	1,092
	News Corp. Class B	50,143	1,046
	Rollins Inc.	26,651	995
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,993	814
*	TripAdvisor Inc.	46,914	778
*	Liberty Media Corp.-Liberty Live Class C	23,205	745
*	Hertz Global Holdings Inc.	56,802	696
	Phinia Inc.	22,720	609
*	Under Armour Inc. Class C	83,204	531
	Copa Holdings SA Class A	5,903	526
*	Wayfair Inc. Class A	8,312	503
	Nordstrom Inc.	28,246	422
	Kohl's Corp.	19,433	407
	Garmin Ltd.	3,130	329
*	Playtika Holding Corp.	34,209	329
*	Liberty Media Corp.-Liberty Live Class A	10,076	322
*	Under Armour Inc. Class A	30,184	207
*	U-Haul Holding Co.	3,800	207
*	AMC Entertainment Holdings Inc. Class A	24,226	194
	Wendy's Co.	9,127	186
	Service Corp. International	3,239	185
*	YETI Holdings Inc.	1,583	76
*	Petco Health & Wellness Co. Inc. Class A	17,166	70
	Paramount Global Class A	3,869	61
	Boyd Gaming Corp.	720	44
*	Mister Car Wash Inc.	6,310	35
*	Driven Brands Holdings Inc.	2,623	33
	Choice Hotels International Inc.	227	28
	Penske Automotive Group Inc.	140	23
*	Victoria's Secret & Co.	1,402	23
	Dick's Sporting Goods Inc.	200	22
	Columbia Sportswear Co.	235	17
	Wyndham Hotels & Resorts Inc.	241	17
	Marriott Vacations Worldwide Corp.	109	11
	H&R Block Inc.	250	11
	Tapestry Inc.	268	8
	Travel + Leisure Co.	213	8
	Gap Inc.	674	7
	Whirlpool Corp.	49	7
	Leggett & Platt Inc.	188	5
	Newell Brands Inc.	352	3
			2,470,623
Consumer Staples (5.1%)
	Procter & Gamble Co.	995,689	145,231
	PepsiCo Inc.	557,663	94,490
	Coca-Cola Co.	1,448,534	81,089
	Philip Morris International Inc.	553,688	51,260
	Mondelez International Inc. Class A	593,003	41,154

		Shares	Market Value ($000)
*	Monster Beverage Corp.	593,894	31,447
	CVS Health Corp.	442,664	30,907
	McKesson Corp.	67,291	29,261
	Colgate-Palmolive Co.	371,028	26,384
	Constellation Brands Inc. Class A	79,903	20,082
	Cencora Inc.	108,183	19,470
	Kroger Co.	412,774	18,472
	Archer-Daniels-Midland Co.	232,468	17,533
	Hershey Co.	78,828	15,772
	Church & Dwight Co. Inc.	170,662	15,638
	Altria Group Inc.	361,990	15,222
	Corteva Inc.	285,638	14,613
	McCormick & Co. Inc. (Non-Voting)	173,197	13,101
	Kenvue Inc.	628,337	12,617
	Sysco Corp.	180,105	11,896
	Kimberly-Clark Corp.	98,134	11,859
	Keurig Dr Pepper Inc.	363,913	11,489
	General Mills Inc.	175,548	11,233
	Brown-Forman Corp. Class B	185,294	10,690
	Clorox Co.	69,726	9,138
	Tyson Foods Inc. Class A	161,658	8,162
	Hormel Foods Corp.	209,953	7,985
	Casey's General Stores Inc.	27,851	7,562
	Spectrum Brands Holdings Inc.	94,610	7,413
	Lamb Weston Holdings Inc.	71,576	6,618
	Bunge Ltd.	56,862	6,155
	Walgreens Boots Alliance Inc.	267,713	5,954
	J M Smucker Co.	46,718	5,742
	Ingredion Inc.	55,014	5,413
*	Performance Food Group Co.	81,676	4,807
	Molson Coors Beverage Co. Class B	72,858	4,633
	Campbell Soup Co.	103,939	4,270
*	US Foods Holding Corp.	96,293	3,823
*	Darling Ingredients Inc.	67,631	3,530
*	Celsius Holdings Inc.	20,059	3,442
*	Post Holdings Inc.	36,003	3,087
	Albertsons Cos. Inc. Class A	126,210	2,871
	Kraft Heinz Co.	83,527	2,810
	Kellogg Co.	27,247	1,621
*	Boston Beer Co. Inc. Class A	3,991	1,555
*	Freshpet Inc.	21,900	1,443
	Brown-Forman Corp. Class A	18,956	1,101
*	Grocery Outlet Holding Corp.	36,693	1,059
*	Pilgrim's Pride Corp.	24,098	550
	Seaboard Corp.	111	417
	Flowers Foods Inc.	8,974	199
	Conagra Brands Inc.	4,077	112
*	Olaplex Holdings Inc.	55,036	107
	Reynolds Consumer Products Inc.	413	11
			862,500
Energy (4.8%)
	Exxon Mobil Corp.	1,621,417	190,646
	Chevron Corp.	745,570	125,718
	ConocoPhillips	515,928	61,808
	Occidental Petroleum Corp.	537,064	34,845
	Schlumberger NV	596,664	34,785
	Marathon Petroleum Corp.	211,731	32,043
	EOG Resources Inc.	247,024	31,313

		Shares	Market Value ($000)
	Cheniere Energy Inc.	174,438	28,950
	Devon Energy Corp.	503,073	23,997
	Valero Energy Corp.	160,848	22,794
	Pioneer Natural Resources Co.	91,866	21,088
	EQT Corp.	497,639	20,194
	Phillips 66	160,889	19,331
	Hess Corp.	118,201	18,085
	Halliburton Co.	395,337	16,011
	NOV Inc.	690,587	14,433
	Diamondback Energy Inc.	90,915	14,081
	Baker Hughes Co. Class A	397,451	14,038
	Marathon Oil Corp.	396,765	10,613
	Coterra Energy Inc.	364,433	9,858
	Williams Cos. Inc.	279,777	9,426
	APA Corp.	206,479	8,486
	Targa Resources Corp.	91,406	7,835
*	First Solar Inc.	48,418	7,824
*	Enphase Energy Inc.	53,459	6,423
	Texas Pacific Land Corp.	2,411	4,397
	Range Resources Corp.	108,753	3,525
	Ovintiv Inc.	70,964	3,376
	HF Sinclair Corp.	56,712	3,229
*	Antero Resources Corp.	121,578	3,086
*	Southwestern Energy Co.	460,309	2,969
	DT Midstream Inc.	40,621	2,150
*	Plug Power Inc.	179,709	1,366
	ONEOK Inc.	18,367	1,165
	Antero Midstream Corp.	96,938	1,161
	New Fortress Energy Inc.	11,602	380
	Vitesse Energy Inc.	11,247	257
*	Fluence Energy Inc. Class A	4,896	112
	Kinder Morgan Inc.	312	5
			811,803
Financials (10.3%)
*	Berkshire Hathaway Inc. Class B	772,469	270,596
	JPMorgan Chase & Co.	1,154,087	167,366
	Bank of America Corp.	3,107,121	85,073
	Wells Fargo & Co.	1,571,233	64,201
	Morgan Stanley	780,182	63,717
	S&P Global Inc.	136,371	49,831
	Goldman Sachs Group Inc.	131,448	42,533
	Aon plc Class A	120,730	39,143
	Progressive Corp.	273,358	38,079
	MSCI Inc. Class A	73,052	37,482
	Marsh & McLennan Cos. Inc.	185,643	35,328
	Charles Schwab Corp.	633,859	34,799
	Citigroup Inc.	778,874	32,035
	BlackRock Inc.	48,984	31,668
	Chubb Ltd.	148,830	30,983
	Intercontinental Exchange Inc.	255,235	28,081
	Ameriprise Financial Inc.	79,662	26,263
	Moody's Corp.	76,633	24,229
*	Arch Capital Group Ltd.	303,617	24,201
	Brown & Brown Inc.	341,058	23,819
	Aflac Inc.	306,417	23,518
	CME Group Inc.	109,349	21,894
	Arthur J Gallagher & Co.	89,279	20,349
	American International Group Inc.	310,158	18,796

		Shares	Market Value ($000)
	Nasdaq Inc.	319,797	15,539
	Travelers Cos. Inc.	94,766	15,476
	Discover Financial Services	176,147	15,260
	W R Berkley Corp.	239,930	15,233
	PNC Financial Services Group Inc.	116,652	14,321
	KKR & Co. Inc.	222,095	13,681
	Prudential Financial Inc.	140,884	13,368
	Raymond James Financial Inc.	129,707	13,026
	US Bancorp	389,971	12,892
	Allstate Corp.	108,743	12,115
	Apollo Global Management Inc.	125,719	11,285
	Globe Life Inc.	102,186	11,111
	Assurant Inc.	76,527	10,988
*	Markel Group Inc.	7,076	10,419
	Broadridge Financial Solutions Inc.	57,129	10,229
	MetLife Inc.	160,593	10,103
	State Street Corp.	150,461	10,075
	Truist Financial Corp.	340,772	9,749
	Popular Inc.	153,668	9,683
	T. Rowe Price Group Inc.	90,620	9,503
	Blackstone Inc.	84,743	9,079
	M&T Bank Corp.	69,907	8,840
	SLM Corp.	646,586	8,806
	Reinsurance Group of America Inc.	59,104	8,581
	Fifth Third Bancorp	314,536	7,967
	Principal Financial Group Inc.	109,328	7,879
	White Mountains Insurance Group Ltd.	5,215	7,800
	Commerce Bancshares Inc.	158,595	7,609
	SEI Investments Co.	122,255	7,363
	FactSet Research Systems Inc.	16,164	7,068
	East West Bancorp Inc.	134,007	7,064
*	NU Holdings Ltd. Class A	972,385	7,050
	Bank of New York Mellon Corp.	154,389	6,585
	Voya Financial Inc.	97,876	6,504
	First Citizens BancShares Inc. Class A	4,710	6,500
	LPL Financial Holdings Inc.	27,341	6,498
	Willis Towers Watson plc	31,075	6,493
	Loews Corp.	97,510	6,173
	Zions Bancorp NA	171,375	5,979
*	Brighthouse Financial Inc.	112,962	5,528
	Citizens Financial Group Inc.	203,567	5,456
	Hanover Insurance Group Inc.	48,707	5,405
*	Coinbase Global Inc. Class A	70,412	5,287
	OneMain Holdings Inc.	127,507	5,112
	Hartford Financial Services Group Inc.	71,498	5,070
	Interactive Brokers Group Inc. Class A	55,424	4,797
	Wintrust Financial Corp.	61,743	4,662
	KeyCorp	411,095	4,423
	Cullen/Frost Bankers Inc.	46,483	4,240
	Rithm Capital Corp.	426,170	3,959
	RenaissanceRe Holdings Ltd.	18,039	3,570
	MGIC Investment Corp.	202,775	3,384
	Jefferies Financial Group Inc.	90,564	3,317
	American Financial Group Inc.	29,602	3,306
	BOK Financial Corp.	38,778	3,101
*	SoFi Technologies Inc.	387,654	3,097
	Huntington Bancshares Inc.	295,471	3,073
	Webster Financial Corp.	73,560	2,965

		Shares	Market Value ($000)
	CNA Financial Corp.	62,286	2,451
	Stifel Financial Corp.	37,286	2,291
	Starwood Property Trust Inc.	111,103	2,150
	Morningstar Inc.	8,784	2,058
	Northern Trust Corp.	29,195	2,028
	Pinnacle Financial Partners Inc.	29,964	2,009
	MarketAxess Holdings Inc.	9,103	1,945
	Cboe Global Markets Inc.	11,618	1,815
	Lincoln National Corp.	71,718	1,771
	Everest Group Ltd.	4,732	1,759
*	Credit Acceptance Corp.	3,496	1,609
	First Horizon Corp.	139,824	1,541
	FNB Corp.	141,348	1,525
	Affiliated Managers Group Inc.	11,087	1,445
	Primerica Inc.	6,531	1,267
	Fidelity National Financial Inc.	29,762	1,229
	Tradeweb Markets Inc. Class A	15,134	1,214
	Western Alliance Bancorp	22,469	1,033
	Ally Financial Inc.	38,372	1,024
	Assured Guaranty Ltd.	13,487	816
	TFS Financial Corp.	60,552	716
	Lazard Ltd. Class A	18,791	583
	New York Community Bancorp Inc.	50,648	574
*	Rocket Cos. Inc. Class A	53,107	434
	Kemper Corp.	4,492	189
	Erie Indemnity Co. Class A	316	93
	F&G Annuities & Life Inc.	2,023	57
	Corebridge Financial Inc.	2,779	55
	Evercore Inc. Class A	113	16
	Ares Management Corp. Class A	140	14
	Cincinnati Financial Corp.	125	13
	Unum Group	264	13
	Axis Capital Holdings Ltd.	190	11
	Bank OZK	264	10
	Old Republic International Corp.	371	10
	First American Financial Corp.	166	9
	Prosperity Bancshares Inc.	163	9
	Regions Financial Corp.	466	8
	Carlyle Group Inc.	269	8
	Franklin Resources Inc.	280	7
	Synovus Financial Corp.	234	7
	Invesco Ltd.	453	7
	First Hawaiian Inc.	319	6
	Virtu Financial Inc. Class A	339	6
	Columbia Banking System Inc.	232	5
	Comerica Inc.	114	5
	Janus Henderson Group plc	213	5
	AGNC Investment Corp.	283	3
	Annaly Capital Management Inc.	130	2
	Equitable Holdings Inc.	2	—
			1,733,485
Health Care (12.4%)
	UnitedHealth Group Inc.	385,951	194,593
	Eli Lilly & Co.	350,302	188,158
	Johnson & Johnson	917,275	142,866
	Merck & Co. Inc.	982,793	101,179
	AbbVie Inc.	626,702	93,416
	Thermo Fisher Scientific Inc.	155,650	78,785

		Shares	Market Value ($000)
	Pfizer Inc.	2,097,770	69,583
	Abbott Laboratories	693,260	67,142
	Danaher Corp.	259,597	64,406
	Amgen Inc.	236,310	63,511
	Bristol-Myers Squibb Co.	892,947	51,827
	Cigna Group	156,932	44,894
	Elevance Health Inc.	101,321	44,117
	Zoetis Inc. Class A	245,316	42,680
*	Intuitive Surgical Inc.	144,524	42,243
*	Vertex Pharmaceuticals Inc.	115,911	40,307
*	Boston Scientific Corp.	745,087	39,341
	Medtronic plc	472,509	37,026
*	Regeneron Pharmaceuticals Inc.	43,969	36,185
	Stryker Corp.	125,199	34,213
	Gilead Sciences Inc.	454,489	34,059
	Becton Dickinson & Co.	124,469	32,179
	Humana Inc.	62,904	30,604
	Agilent Technologies Inc.	202,612	22,656
	HCA Healthcare Inc.	87,355	21,488
*	Biogen Inc.	68,088	17,499
*	Edwards Lifesciences Corp.	247,248	17,129
*	Centene Corp.	231,661	15,957
*	IQVIA Holdings Inc.	74,231	14,605
*	Charles River Laboratories International Inc.	74,470	14,595
*	IDEXX Laboratories Inc.	32,934	14,401
*	Seagen Inc.	66,982	14,210
	Laboratory Corp. of America Holdings	68,185	13,709
*	Moderna Inc.	130,007	13,428
*	Dexcom Inc.	143,156	13,356
	Cooper Cos. Inc.	40,909	13,009
	Cardinal Health Inc.	140,982	12,240
	Bio-Techne Corp.	179,780	12,238
	Revvity Inc.	106,266	11,764
*	Veeva Systems Inc. Class A	53,563	10,897
	Zimmer Biomet Holdings Inc.	95,477	10,714
*	Horizon Therapeutics plc	90,775	10,502
	GE HealthCare Technologies Inc.	151,457	10,305
	Bruker Corp.	164,181	10,228
*	Alnylam Pharmaceuticals Inc.	55,289	9,792
*	QIAGEN NV	227,726	9,223
*	Hologic Inc.	130,395	9,049
*	Henry Schein Inc.	120,189	8,924
	Quest Diagnostics Inc.	69,413	8,459
*	Align Technology Inc.	27,285	8,331
*	Illumina Inc.	60,634	8,324
*	Molina Healthcare Inc.	24,479	8,026
	Universal Health Services Inc. Class B	59,942	7,536
*	ICON plc	29,602	7,289
	Teleflex Inc.	36,695	7,207
	STERIS plc	31,012	6,805
	Baxter International Inc.	180,128	6,798
	ResMed Inc.	45,887	6,785
	West Pharmaceutical Services Inc.	17,994	6,752
*	BioMarin Pharmaceutical Inc.	70,394	6,228
*	Sarepta Therapeutics Inc.	46,100	5,588
*	Avantor Inc.	249,262	5,254
*	Incyte Corp.	88,883	5,135
*	United Therapeutics Corp.	22,086	4,989

		Shares	Market Value ($000)
*	Exact Sciences Corp.	72,536	4,948
*	Bio-Rad Laboratories Inc. Class A	11,752	4,212
*	Penumbra Inc.	16,898	4,088
*	Insulet Corp.	24,894	3,970
*	Ionis Pharmaceuticals Inc.	86,428	3,920
*	Neurocrine Biosciences Inc.	29,271	3,293
*	Repligen Corp.	20,703	3,292
*	Acadia Healthcare Co. Inc.	46,732	3,286
	DENTSPLY SIRONA Inc.	89,184	3,047
*	DaVita Inc.	31,396	2,968
*	Tenet Healthcare Corp.	43,940	2,895
*	Exelixis Inc.	131,511	2,874
*	Jazz Pharmaceuticals plc	21,746	2,815
*	Catalent Inc.	57,307	2,609
*	Shockwave Medical Inc.	11,600	2,310
	Viatris Inc.	206,750	2,039
*	Fortrea Holdings Inc.	68,185	1,949
*	Natera Inc.	43,881	1,942
*	Karuna Therapeutics Inc.	10,300	1,742
*	Envista Holdings Corp.	61,734	1,721
	Organon & Co.	98,840	1,716
*	Inspire Medical Systems Inc.	8,599	1,706
*	QuidelOrtho Corp.	20,474	1,495
*	Elanco Animal Health Inc.	131,740	1,481
*	Azenta Inc.	28,867	1,449
	Encompass Health Corp.	21,067	1,415
*	Masimo Corp.	15,705	1,377
	Royalty Pharma plc Class A	49,228	1,336
*	Amedisys Inc.	13,268	1,239
*	Integra LifeSciences Holdings Corp.	31,728	1,212
*	Globus Medical Inc. Class A	23,719	1,178
*	Teladoc Health Inc.	62,004	1,153
*	Apellis Pharmaceuticals Inc.	29,400	1,118
*	Enovis Corp.	21,071	1,111
	Chemed Corp.	1,985	1,032
*	Ultragenyx Pharmaceutical Inc.	28,677	1,022
*	agilon health Inc.	57,247	1,017
*	Ginkgo Bioworks Holdings Inc. Class A	339,520	615
*	ICU Medical Inc.	4,530	539
*	Novocure Ltd.	32,388	523
	Premier Inc. Class A	23,831	512
*	Maravai LifeSciences Holdings Inc. Class A	44,546	445
*	Mirati Therapeutics Inc.	7,000	305
*	Tandem Diabetes Care Inc.	13,826	287
	Perrigo Co. plc	4,469	143
*	Zimvie Inc.	7,776	73
*	Sotera Health Co.	3,096	46
*	Certara Inc.	3,035	44
			2,100,247
Industrials (12.8%)
	Visa Inc. Class A	683,104	157,121
	Mastercard Inc. Class A	357,470	141,526
	Accenture plc Class A	258,904	79,512
	Union Pacific Corp.	254,904	51,906
	General Electric Co.	454,373	50,231
	Caterpillar Inc.	169,239	46,202
*	Boeing Co.	232,197	44,508
	Old Dominion Freight Line Inc.	106,305	43,494

		Shares	Market Value ($000)
	Honeywell International Inc.	229,942	42,479
	American Express Co.	264,257	39,425
	Deere & Co.	95,500	36,040
	United Parcel Service Inc. Class B	230,234	35,887
*	Fiserv Inc.	315,684	35,660
*	TransDigm Group Inc.	40,774	34,378
	RTX Corp.	457,310	32,913
	Sherwin-Williams Co.	123,560	31,514
	Cintas Corp.	65,348	31,433
	Verisk Analytics Inc. Class A	132,233	31,239
	Illinois Tool Works Inc.	134,669	31,016
	Northrop Grumman Corp.	67,694	29,798
	CSX Corp.	953,551	29,322
*	PayPal Holdings Inc.	491,690	28,744
	FedEx Corp.	107,576	28,499
	Automatic Data Processing Inc.	115,159	27,705
	Eaton Corp. plc	129,381	27,594
	Parker-Hannifin Corp.	64,817	25,248
	Global Payments Inc.	214,821	24,788
	General Dynamics Corp.	110,221	24,356
*	Mettler-Toledo International Inc.	21,427	23,743
	Lockheed Martin Corp.	56,668	23,175
	Norfolk Southern Corp.	116,015	22,847
	AMETEK Inc.	151,988	22,458
	Jacobs Solutions Inc.	140,325	19,154
	Martin Marietta Materials Inc.	46,278	18,996
	PACCAR Inc.	217,746	18,513
	3M Co.	192,318	18,005
	Vulcan Materials Co.	87,751	17,727
	Carrier Global Corp.	307,603	16,980
*	Waters Corp.	61,836	16,956
*	Keysight Technologies Inc.	123,516	16,342
	IDEX Corp.	76,994	16,016
	WW Grainger Inc.	22,844	15,804
	Emerson Electric Co.	161,076	15,555
	Expeditors International of Washington Inc.	132,919	15,237
	Carlisle Cos. Inc.	56,515	14,652
	JB Hunt Transport Services Inc.	77,704	14,649
	Eagle Materials Inc.	87,864	14,631
	Lennox International Inc.	38,471	14,405
	Landstar System Inc.	77,810	13,768
	Owens Corning	100,139	13,660
	L3Harris Technologies Inc.	78,249	13,625
	Fidelity National Information Services Inc.	244,766	13,528
	Equifax Inc.	71,898	13,170
	Otis Worldwide Corp.	154,499	12,408
	AGCO Corp.	104,696	12,383
	Crown Holdings Inc.	137,555	12,171
	Quanta Services Inc.	63,452	11,870
	Cummins Inc.	51,256	11,710
	Toro Co.	140,216	11,652
	DuPont de Nemours Inc.	153,582	11,456
	United Rentals Inc.	24,859	11,052
	Fortive Corp.	148,709	11,028
	Trane Technologies plc	53,740	10,904
	Textron Inc.	138,654	10,834
	BWX Technologies Inc.	144,342	10,823
	Ball Corp.	211,487	10,528

		Shares	Market Value ($000)
*	Block Inc. Class A	229,201	10,144
	Capital One Financial Corp.	101,944	9,894
*	Zebra Technologies Corp. Class A	36,966	8,744
	Huntington Ingalls Industries Inc.	42,737	8,743
*	Teledyne Technologies Inc.	20,579	8,408
	Xylem Inc.	89,582	8,155
	Ingersoll Rand Inc.	127,975	8,155
	Rockwell Automation Inc.	27,534	7,871
	Jack Henry & Associates Inc.	51,317	7,756
	Westinghouse Air Brake Technologies Corp.	72,508	7,705
	Oshkosh Corp.	79,990	7,633
*	FleetCor Technologies Inc.	29,279	7,476
	Graco Inc.	99,359	7,241
	Genpact Ltd.	194,732	7,049
	ITT Inc.	69,239	6,779
	Robert Half Inc.	91,429	6,700
	Armstrong World Industries Inc.	91,138	6,562
*	Builders FirstSource Inc.	52,228	6,502
	Valmont Industries Inc.	26,229	6,300
	Synchrony Financial	203,945	6,235
	PPG Industries Inc.	46,985	6,099
	Donaldson Co. Inc.	101,876	6,076
	Johnson Controls International plc	110,027	5,855
*	Axon Enterprise Inc.	28,116	5,595
	Dover Corp.	40,038	5,586
*	Fair Isaac Corp.	6,340	5,506
	Howmet Aerospace Inc.	108,701	5,027
	Paychex Inc.	40,215	4,638
	HEICO Corp.	28,466	4,609
*	Saia Inc.	11,157	4,448
	Packaging Corp. of America	27,608	4,239
	EMCOR Group Inc.	19,710	4,147
	MSC Industrial Direct Co. Inc. Class A	41,833	4,106
	ManpowerGroup Inc.	52,638	3,859
	Allison Transmission Holdings Inc.	63,742	3,765
*	XPO Inc.	48,153	3,595
*	WillScot Mobile Mini Holdings Corp.	86,113	3,581
	AECOM	42,351	3,517
	Flowserve Corp.	88,132	3,505
*	Trimble Inc.	64,624	3,481
	Tetra Tech Inc.	22,037	3,350
	Berry Global Group Inc.	52,116	3,227
*	Paylocity Holding Corp.	17,759	3,227
*	BILL Holdings Inc.	29,578	3,211
	Curtiss-Wright Corp.	16,014	3,133
	Woodward Inc.	24,846	3,087
	Sealed Air Corp.	92,139	3,028
	CH Robinson Worldwide Inc.	34,925	3,008
	Advanced Drainage Systems Inc.	26,160	2,978
*	Trex Co. Inc.	45,683	2,815
*	Generac Holdings Inc.	25,765	2,807
	WESCO International Inc.	18,606	2,676
*	GXO Logistics Inc.	43,966	2,579
*	Mohawk Industries Inc.	29,588	2,539
	Stanley Black & Decker Inc.	29,402	2,457
*	Axalta Coating Systems Ltd.	91,354	2,457
	Nordson Corp.	9,571	2,136
*	FTI Consulting Inc.	11,497	2,051

		Shares	Market Value ($000)
*	WEX Inc.	9,801	1,843
	Vontier Corp.	59,035	1,825
	Crane Co.	20,174	1,792
*	MasTec Inc.	24,670	1,775
	Sensata Technologies Holding plc	45,484	1,720
	Hubbell Inc. Class B	5,281	1,655
*	Middleby Corp.	12,825	1,642
*	Kirby Corp.	19,315	1,599
	MDU Resources Group Inc.	80,878	1,584
*	Euronet Worldwide Inc.	19,654	1,560
	Esab Corp.	21,096	1,481
	Acuity Brands Inc.	8,642	1,472
*	Affirm Holdings Inc. Class A	69,033	1,468
	Pentair plc	21,676	1,404
*	TopBuild Corp.	5,521	1,389
	TransUnion	18,646	1,339
	Regal Rexnord Corp.	9,368	1,338
*	AZEK Co. Inc. Class A	44,473	1,323
	Allegion plc	12,560	1,309
*	Shift4 Payments Inc. Class A	23,067	1,277
	Lincoln Electric Holdings Inc.	6,990	1,271
	Cognex Corp.	29,135	1,236
	Fortune Brands Innovations Inc.	19,846	1,234
	nVent Electric plc	22,427	1,188
	MSA Safety Inc.	6,608	1,042
	Knight-Swift Transportation Holdings Inc. Class A	20,258	1,016
	A O Smith Corp.	15,254	1,009
*	Knife River Corp.	20,219	987
	Booz Allen Hamilton Holding Corp. Class A	8,916	974
*	Mercury Systems Inc.	23,195	860
	Graphic Packaging Holding Co.	33,842	754
*	Spirit AeroSystems Holdings Inc. Class A	45,036	727
	RPM International Inc.	5,644	535
	MKS Instruments Inc.	5,873	508
	Silgan Holdings Inc.	11,464	494
	Littelfuse Inc.	1,812	448
	AptarGroup Inc.	3,262	408
*	Gates Industrial Corp. plc	31,536	366
	Brunswick Corp.	3,917	309
	Sonoco Products Co.	2,778	151
	HEICO Corp. Class A	992	128
*	Core & Main Inc. Class A	2,932	85
	Ardagh Metal Packaging SA	23,385	73
*	Hayward Holdings Inc.	4,948	70
*	RXO Inc.	2,671	53
	Schneider National Inc. Class B	995	28
	Watsco Inc.	47	18
	Air Lease Corp. Class A	423	17
	Louisiana-Pacific Corp.	303	17
	Masco Corp.	287	15
	Snap-on Inc.	60	15
	Ryder System Inc.	128	14
	ADT Inc.	2,106	13
	Westrock Co.	333	12
	Crane NXT Co.	164	9
	Amcor plc	685	6
	Western Union Co.	339	4

		Shares	Market Value ($000)
*	Masterbrand Inc.	261	3
*,1	GCI Liberty Inc.	58,613	—
			2,157,897
Real Estate (2.6%)
	Prologis Inc.	403,489	45,275
	American Tower Corp.	205,690	33,826
	Equinix Inc.	39,638	28,787
	SBA Communications Corp. Class A	104,615	20,941
*	CBRE Group Inc. Class A	263,149	19,436
	Public Storage	66,240	17,456
	Welltower Inc.	210,933	17,280
	Crown Castle Inc.	164,987	15,184
*	CoStar Group Inc.	189,045	14,536
	Digital Realty Trust Inc.	110,826	13,412
	Extra Space Storage Inc.	105,773	12,860
	Equity LifeStyle Properties Inc.	192,195	12,245
	American Homes 4 Rent Class A	342,614	11,543
	Weyerhaeuser Co.	354,822	10,879
	AvalonBay Communities Inc.	62,823	10,789
	VICI Properties Inc. Class A	348,140	10,131
	Invitation Homes Inc.	301,513	9,555
	Simon Property Group Inc.	82,364	8,898
	Realty Income Corp.	177,321	8,855
	Equity Residential	146,175	8,582
	Mid-America Apartment Communities Inc.	62,574	8,050
	Ventas Inc.	168,878	7,115
	Alexandria Real Estate Equities Inc.	70,540	7,061
	Essex Property Trust Inc.	32,068	6,801
*	Jones Lang LaSalle Inc.	47,645	6,727
	Sun Communities Inc.	52,146	6,171
*	Howard Hughes Holdings Inc.	69,984	5,188
*	Zillow Group Inc. Class C	108,338	5,001
	Host Hotels & Resorts Inc.	299,986	4,821
	Americold Realty Trust Inc.	157,485	4,789
	EastGroup Properties Inc.	26,627	4,434
	Rexford Industrial Realty Inc.	87,828	4,334
	UDR Inc.	116,501	4,156
	Lamar Advertising Co. Class A	49,778	4,155
	Camden Property Trust	43,841	4,146
*	Zillow Group Inc. Class A	91,767	4,110
	First Industrial Realty Trust Inc.	82,530	3,928
	Vornado Realty Trust	167,394	3,796
	Kimco Realty Corp.	183,756	3,232
	CubeSmart	76,750	2,926
	Healthcare Realty Trust Inc. Class A	160,468	2,450
	Apartment Income REIT Corp. Class A	62,841	1,929
	Park Hotels & Resorts Inc.	144,355	1,778
	Rayonier Inc.	62,009	1,765
	Kilroy Realty Corp.	46,946	1,484
	Iron Mountain Inc.	23,721	1,410
	EPR Properties	30,812	1,280
	Medical Properties Trust Inc.	227,761	1,241
	Cousins Properties Inc.	58,986	1,202
	Federal Realty Investment Trust	8,239	747
	Douglas Emmett Inc.	5,620	72
	Regency Centers Corp.	135	8
	Brixmor Property Group Inc.	356	7
	Gaming & Leisure Properties Inc.	124	6

		Shares	Market Value ($000)
	NNN REIT Inc.	158	6
	Boston Properties Inc.	87	5
	Healthpeak Properties Inc.	291	5
	Spirit Realty Capital Inc.	144	5
	Highwoods Properties Inc.	172	4
	Omega Healthcare Investors Inc.	127	4
	WP Carey Inc.	82	4
			446,823
Technology (30.5%)
	Apple Inc.	6,334,840	1,084,588
	Microsoft Corp.	3,147,464	993,812
	NVIDIA Corp.	1,004,904	437,123
*	Alphabet Inc. Class A	2,512,460	328,781
*	Alphabet Inc. Class C	2,181,014	287,567
*	Meta Platforms Inc. Class A	936,566	281,166
	Broadcom Inc.	135,837	112,823
*	Adobe Inc.	196,695	100,295
*	Salesforce Inc.	400,312	81,175
	Oracle Corp.	657,786	69,673
*	Advanced Micro Devices Inc.	663,432	68,214
	Applied Materials Inc.	484,963	67,143
*	Cadence Design Systems Inc.	271,655	63,649
	Intuit Inc.	123,342	63,020
*	Synopsys Inc.	133,031	61,057
	Texas Instruments Inc.	356,982	56,764
	Intel Corp.	1,551,541	55,157
	Lam Research Corp.	85,570	53,633
	QUALCOMM Inc.	456,665	50,717
*	ServiceNow Inc.	80,391	44,935
	KLA Corp.	90,136	41,342
	International Business Machines Corp.	263,114	36,915
	Analog Devices Inc.	179,001	31,341
	Amphenol Corp. Class A	346,011	29,061
	Micron Technology Inc.	414,454	28,195
*	Palo Alto Networks Inc.	119,784	28,082
*	Autodesk Inc.	133,680	27,660
*	Fortinet Inc.	441,595	25,913
	Roper Technologies Inc.	52,739	25,540
	Teradyne Inc.	218,782	21,979
*	Snowflake Inc. Class A	127,284	19,445
	Marvell Technology Inc.	330,308	17,880
*	Workday Inc. Class A	79,539	17,089
*	ON Semiconductor Corp.	180,561	16,783
	Cognizant Technology Solutions Corp. Class A	235,083	15,925
*	Gartner Inc.	44,914	15,433
*	VMware Inc. Class A	86,975	14,480
*	Crowdstrike Holdings Inc. Class A	82,421	13,796
	Corning Inc.	449,200	13,687
*	Arrow Electronics Inc.	103,474	12,959
	Hewlett Packard Enterprise Co.	712,810	12,381
*	Atlassian Corp. Class A	54,443	10,971
	NetApp Inc.	137,113	10,404
*	Palantir Technologies Inc. Class A	629,028	10,064
	Microchip Technology Inc.	126,882	9,903
*	DoorDash Inc. Class A	121,045	9,619
*	Datadog Inc. Class A	105,235	9,586
*	ANSYS Inc.	31,274	9,306
	Dolby Laboratories Inc. Class A	116,172	9,208

		Shares	Market Value ($000)
*	MongoDB Inc. Class A	26,442	9,145
*	HubSpot Inc.	18,185	8,956
*	Splunk Inc.	58,261	8,521
*	VeriSign Inc.	41,429	8,391
	HP Inc.	314,733	8,089
	Monolithic Power Systems Inc.	15,563	7,190
*	PTC Inc.	48,291	6,842
*	Pinterest Inc. Class A	251,046	6,786
*	Manhattan Associates Inc.	33,371	6,596
*	Akamai Technologies Inc.	59,114	6,298
*	Western Digital Corp.	131,077	5,981
*	Cloudflare Inc. Class A	92,501	5,831
*	Zoom Video Communications Inc. Class A	78,400	5,483
	Jabil Inc.	42,664	5,414
	Paycom Software Inc.	20,709	5,369
	Dell Technologies Inc. Class C	75,945	5,233
	Vertiv Holdings Co. Class A	140,567	5,229
	Avnet Inc.	106,031	5,110
*	Zscaler Inc.	31,649	4,924
	SS&C Technologies Holdings Inc.	92,885	4,880
*	GoDaddy Inc. Class A	65,133	4,851
*	Lattice Semiconductor Corp.	56,117	4,822
	Gen Digital Inc.	267,673	4,732
*	EPAM Systems Inc.	18,415	4,709
*	Match Group Inc.	117,786	4,614
*	Ceridian HCM Holding Inc.	62,043	4,210
*	Dynatrace Inc.	88,810	4,150
	Entegris Inc.	43,689	4,103
*	F5 Inc.	25,465	4,103
*	Qorvo Inc.	38,017	3,629
	CDW Corp.	17,522	3,535
*	Tyler Technologies Inc.	9,077	3,505
	KBR Inc.	56,846	3,350
	Skyworks Solutions Inc.	31,988	3,154
*	Guidewire Software Inc.	34,659	3,119
*	NCR Corp.	99,313	2,678
*	CACI International Inc. Class A	8,282	2,600
*	Okta Inc. Class A	30,391	2,477
*	Aspen Technology Inc.	11,948	2,440
	Universal Display Corp.	15,466	2,428
*	Teradata Corp.	52,950	2,384
	Leidos Holdings Inc.	25,301	2,332
*	Twilio Inc. Class A	38,961	2,280
*	Pure Storage Inc. Class A	63,380	2,258
*	IAC Inc.	44,781	2,256
*	Globant SA	9,758	1,931
*	ZoomInfo Technologies Inc. Class A	114,204	1,873
*	DXC Technology Co.	79,394	1,654
*	AppLovin Corp. Class A	39,854	1,593
*	DocuSign Inc. Class A	37,710	1,584
*	Wolfspeed Inc.	41,213	1,570
*	Nutanix Inc. Class A	42,407	1,479
	Concentrix Corp.	18,459	1,479
*	Unity Software Inc.	43,089	1,353
*	Clarivate plc	190,230	1,276
	Bentley Systems Inc. Class B	24,059	1,207
*	IPG Photonics Corp.	10,945	1,111
	Science Applications International Corp.	9,890	1,044

		Shares	Market Value ($000)
	Dun & Bradstreet Holdings Inc.	104,194	1,041
	Amdocs Ltd.	12,261	1,036
*	Kyndryl Holdings Inc.	63,602	960
*	Toast Inc. Class A	50,678	949
*	Alteryx Inc. Class A	24,065	907
*	DoubleVerify Holdings Inc.	31,041	868
*	Five9 Inc.	12,094	778
*	Allegro MicroSystems Inc.	23,935	764
*	Dropbox Inc. Class A	17,999	490
*	Elastic NV	4,330	352
*	Coherent Corp.	9,230	301
*	Smartsheet Inc. Class A	6,965	282
*	RingCentral Inc. Class A	7,454	221
	Pegasystems Inc.	4,160	181
*	Vimeo Inc.	38,120	135
*	New Relic Inc.	1,139	98
*	Cirrus Logic Inc.	1,137	84
*	Procore Technologies Inc.	1,058	69
*	Informatica Inc. Class A	2,356	50
*	GLOBALFOUNDRIES Inc.	864	50
*	Paycor HCM Inc.	1,956	45
*	nCino Inc.	1,324	42
	TD SYNNEX Corp.	281	28
	National Instruments Corp.	281	17
*	Klaviyo Inc. Class A	357	12
*	Maplebear Inc.	89	3
			5,150,143
Telecommunications (2.2%)
	Cisco Systems Inc.	1,586,308	85,280
	Comcast Corp. Class A	1,748,872	77,545
	Verizon Communications Inc.	1,608,258	52,124
	AT&T Inc.	2,534,393	38,067
*	T-Mobile US Inc.	269,307	37,716
*	Charter Communications Inc. Class A	43,344	19,064
*	Arista Networks Inc.	100,496	18,484
	Motorola Solutions Inc.	40,433	11,007
	Juniper Networks Inc.	274,434	7,627
*	Liberty Broadband Corp. Class C	49,208	4,494
*	Roku Inc. Class A	49,590	3,501
*	Ciena Corp.	47,751	2,257
*	Frontier Communications Parent Inc.	101,230	1,584
	Cable One Inc.	2,422	1,491
*	Lumentum Holdings Inc.	28,695	1,296
*	Liberty Broadband Corp. Class A	10,684	971
*	DISH Network Corp. Class A	102,301	599
*	Viasat Inc.	31,710	585
	Ubiquiti Inc.	102	15
			363,707
Utilities (2.5%)
	NextEra Energy Inc.	845,261	48,425
	Duke Energy Corp.	309,026	27,275
	Waste Management Inc.	171,073	26,078
*	PG&E Corp.	1,584,081	25,551
	Southern Co.	338,705	21,921
	Sempra	266,060	18,100
	WEC Energy Group Inc.	199,959	16,107
	Constellation Energy Corp.	144,015	15,709

		Shares	Market Value ($000)
	American Water Works Co. Inc.	123,293	15,267
	Exelon Corp.	386,906	14,621
	Dominion Energy Inc.	324,271	14,485
	Atmos Energy Corp.	129,145	13,680
	Xcel Energy Inc.	232,918	13,328
	Consolidated Edison Inc.	133,236	11,396
	CMS Energy Corp.	212,061	11,263
	American Electric Power Co. Inc.	135,933	10,225
	Eversource Energy	172,448	10,028
	Edison International	139,937	8,857
	Public Service Enterprise Group Inc.	151,716	8,634
	Ameren Corp.	110,685	8,283
	DTE Energy Co.	80,769	8,019
	FirstEnergy Corp.	215,613	7,370
	CenterPoint Energy Inc.	266,739	7,162
	NiSource Inc.	277,058	6,838
	Essential Utilities Inc.	194,378	6,673
	AES Corp.	385,856	5,865
	Republic Services Inc. Class A	32,062	4,569
	Alliant Energy Corp.	92,022	4,458
	Entergy Corp.	43,203	3,996
	NRG Energy Inc.	99,120	3,818
*	Clean Harbors Inc.	20,775	3,477
	Evergy Inc.	67,666	3,431
	PPL Corp.	123,450	2,908
	IDACORP Inc.	21,330	1,997
	UGI Corp.	83,440	1,919
	National Fuel Gas Co.	36,286	1,884
*	Stericycle Inc.	38,899	1,739
*	Sunrun Inc.	48,098	604
	Vistra Corp.	465	15
	Pinnacle West Capital Corp.	103	8
	OGE Energy Corp.	211	7
	Avangrid Inc.	198	6
	Brookfield Renewable Corp. Class A	262	6
	Hawaiian Electric Industries Inc.	253	3
			416,005
Total Common Stocks (Cost $6,042,837)			16,821,040
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $188)	5,192	149

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $54,319)	5.391%	543,320	54,327
Total Investments (99.9%) (Cost $6,097,344)				16,875,516
Other Assets and Liabilities—Net (0.1%)				15,176
Net Assets (100%)				16,890,692
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	320	69,208	(2,479)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,821,040	—	—	16,821,040
Preferred Stocks	149	—	—	149
Temporary Cash Investments	54,327	—	—	54,327
Total	16,875,516	—	—	16,875,516

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,479	—	—	2,479
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.